2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Tables
Investment securities available for sale

(Dollars in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$146,755	1,875	606	148,024
U.S. Government
sponsored enterprises	18,714	203	80	18,837
State and political subdivisions	118,591	7,171	104	125,658
Corporate bonds	2,571	19	4	2,586
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	720	-	1,468
Total	$288,629	9,988	794	297,823

(Dollars in thousands)
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$213,378	1,371	1,056	213,693
U.S. Government
sponsored enterprises	7,429	265	-	7,694
State and political subdivisions	92,996	4,157	56	97,097
Corporate bonds	546	-	3	543
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	363	-	1,111
Total	$316,347	6,156	1,115	321,388

Current fair value and associated unrealized losses on investments in securities with unrealized losses

(Dollars in thousands)
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	48,126	468	12,913	138	61,039	606
U.S. Government
sponsored enterprises	3,402	80	-	-	3,402	80
State and political subdivisions	9,490	104	-	-	9,490	104
Corporate bonds	1,035	4	-	-	1,035	4
Total	62,053	656	12,913	138	74,966	794

(Dollars in thousands)
	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$95,122	991	4,125	65	99,247	1,056
State and political subdivisions	4,444	56	-	-	4,444	56
Corporate bonds	542	3	-	-	542	3
Total	$100,108	1,050	4,125	65	104,233	1,115

Amortized cost and fair value of investment securities by contractual maturity
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,139	4,163
Due from one to five years	14,285	14,768
Due from five to ten years	100,595	106,246
Due after ten years	22,107	23,154
Mortgage-backed securities	146,755	148,024
Equity securities	748	1,468
Total	$288,629	297,823

Available for sale securities measured at fair value on a recurring basis
(Dollars in thousands)
	December 31, 2012
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$148,024	-	148,024	-
U.S. Government
sponsored enterprises	$18,837	-	18,837	-
State and political subdivisions	$125,658	-	125,658	-
Corporate bonds	$2,586	-	2,586	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,468	1,468	-	-

(Dollars in thousands)
	December 31, 2011
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$213,693	-	208,349	5,344
U.S. Government
sponsored enterprises	$7,694	-	7,694	-
State and political subdivisions	$97,097	-	97,097	-
Corporate bonds	$543	-	543	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,111	1,111	-	-

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$6,594
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or (out) of Level 3	(5,344)
Balance, end of period	$1,250

Change in unrealized gain/(loss) for assets still held in Level 3	$-